Long-Term Loans, Net of Current Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term loans, net of current maturities	$ 2,705	$ 2,334
Less - current maturities	664	467
Total amount of the loans	$ 2,041	$ 1,867
Maximum [Member]
Debt Instrument [Line Items]
Weighted interest rate	3.50%
Minimum [Member]
Debt Instrument [Line Items]
Weighted interest rate	1.75%